Taxation (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Taxation (Details) - Schedule of Income Tax Provision [Line Items]
Total deferred income tax (benefit)/expense	$ (249,892)	$ 51,780	$ (17,927)
Total income tax (benefit)/expense	(86,336)	277,738	399,828
(Loss)/income before tax
Income/(Loss) before tax, total	(1,381,499)	2,485,890	2,688,986
PRC [Member]
Taxation (Details) - Schedule of Income Tax Provision [Line Items]
PRC		99,674	229,901
Total true up adjustments for income tax expense for prior years	163,556
Total current income tax expense:	163,556	225,958	417,755
PRC	(203,986)	51,780	(17,927)
Total deferred income tax (benefit)/expense	(249,892)	51,780	(17,927)
(Loss)/income before tax
Income/(Loss) before tax, total	(784,125)	1,354,266	2,237,740
Hong Kong [Member]
Taxation (Details) - Schedule of Income Tax Provision [Line Items]
Hong Kong		126,284	187,854
Hong Kong	(45,906)
(Loss)/income before tax
Income/(Loss) before tax, total	(647,181)	780,991	831,813
Other [Member]
(Loss)/income before tax
Income/(Loss) before tax, total	$ 49,807	$ 350,633	$ (380,567)